JOINT VENTURES AND ASSOCIATES - Share of profit (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
CASH FLOW INFORMATION
Share of profit or loss	$ 72,254	$ 360,155	$ 369,026	$ (226,163)
Trigall Genetics S.A.
CASH FLOW INFORMATION
Share of profit or loss	23,275	325,384	265,377	(452,814)
Synertech Industrias S.A.
CASH FLOW INFORMATION
Share of profit or loss	$ 48,979	$ 34,771	$ 103,649	$ 226,651